Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	STERLING CAPITAL FUNDS
Central Index Key	0000889284
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Feb. 01, 2013